Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 35,290	$ 34,668
Restricted cash	3,278	5,545
Notes receivable	7,414	7,340
Accounts receivable, net	136,264	127,300
Prepayments and other current assets, net	22,189	29,684
Total Current Assets	216,593	205,238
Property and equipment, net	70,094	59,968
Intangible assets, net	11,213	11,413
Operating lease right-of-use assets, net	5,720	9,918
Long-term investments	8,873	1,900
Deposits for investment	9,177	10,573
Deferred tax assets	1,313	1,434
Other non-current assets	23,984	9,686
Total Assets	346,967	310,130
Current Liabilities
Notes payable	9,248	14,907
Accounts payable	89,642	88,734
Short-term bank loans	44,652	39,401
Long-term bank loans, current	2,769
Salary and welfare payables	5,554	3,047
Accrued expenses and other current liabilities	10,099	7,673
Operating lease liabilities, current	2,669	4,218
Tax payables	4,150	3,017
Total Current Liabilities	170,613	162,684
Long-term bank loans	33,832	16,390
Operating lease liabilities, non-current	2,156	4,719
Deferred tax liabilities	247	53
Other non-current liabilities	1,256	2,838
Total Liabilities	208,104	186,684
Commitments and Contingencies
Equity
Additional paid-in capital	83,762	83,762
Statutory reserves	7,311	5,959
Retained earnings	47,036	36,462
Accumulated other comprehensive loss	(6,200)	(9,047)
Total Shengfeng Development Limited’s Shareholders’ Equity	131,917	117,144
Non-controlling Interests	6,946	6,302
Total Equity	138,863	123,446
Total Liabilities and Equity	346,967	310,130
Class A Ordinary Shares
Equity
Ordinary share value	4	4
Class B Ordinary Shares
Equity
Ordinary share value	4	4
Related Party
Current Assets:
Due from related parties	12,158	701
Current Liabilities
Due to related parties	$ 1,830	$ 1,687